Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000006526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	4.03%	4.23%	5.71%
C000006525 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	1.08%	3.89%	5.71%
C000006520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		(0.25%)	3.78%	5.88%
C000006533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		6.27%	11.65%	12.71%
C000006538 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	7.92%	11.88%	12.53%
C000006539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	10.92%	12.14%	12.53%
C000006552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[5]	4.69%	6.97%	6.76%
C000006551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[6]	1.73%	6.65%	6.75%
C000006546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		0.34%	6.50%	6.93%
Without Sales Load [Member] | C000116933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		6.19%	5.41%	6.91%
Without Sales Load [Member] | C000006521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		6.08%	5.28%	6.78%
Without Sales Load [Member] | C000006532 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		5.80%	5.01%	6.51%
Without Sales Load [Member] | C000006531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		5.55%	4.75%	6.25%
Without Sales Load [Member] | C000006529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		5.00%	4.22%	5.71%
Without Sales Load [Member] | C000006527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		6.10%	5.28%	6.78%
Without Sales Load [Member] | C000006526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		5.01%	4.23%	5.71%
Without Sales Load [Member] | C000006525 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		5.02%	4.23%	5.71%
Without Sales Load [Member] | C000006520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		5.84%	5.01%	6.51%
Without Sales Load [Member] | C000006533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		12.76%	12.98%	13.38%
Without Sales Load [Member] | C000006538 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		11.92%	12.14%	12.53%
Without Sales Load [Member] | C000006539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		11.92%	12.14%	12.53%
Without Sales Load [Member] | C000006540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		13.02%	13.26%	13.66%
Without Sales Load [Member] | C000006542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		11.91%	12.14%	12.53%
Without Sales Load [Member] | C000006544 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		12.47%	12.70%	13.10%
Without Sales Load [Member] | C000006545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		12.74%	12.98%	13.38%
Without Sales Load [Member] | C000006534 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		13.02%	13.26%	13.66%
Without Sales Load [Member] | C000034431 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		13.09%	13.33%	13.74%
Without Sales Load [Member] | C000116934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		6.75%	8.12%	7.91%
Without Sales Load [Member] | C000006547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		6.71%	8.04%	7.83%
Without Sales Load [Member] | C000006558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		6.45%	7.77%	7.56%
Without Sales Load [Member] | C000006557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		6.16%	7.49%	7.29%
Without Sales Load [Member] | C000006555 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		5.68%	6.97%	6.76%
Without Sales Load [Member] | C000006553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		6.73%	8.04%	7.83%
Without Sales Load [Member] | C000006552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		5.67%	6.97%	6.76%
Without Sales Load [Member] | C000006551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		5.64%	6.96%	6.75%
Without Sales Load [Member] | C000006546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		6.46%	7.77%	7.57%
MSCI All Country World ex US Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Index (net div)
Average Annual Return, Percent	[7]	16.45%	10.26%	8.23%
Standard And Poors 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent	[8]	17.60%	16.47%	15.30%
MFS Total Return Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Total Return Blended Index
Average Annual Return, Percent	[9]	11.67%	9.62%	9.99%
MSCI All Country World ex US Small Mid Cap Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Small Mid Cap Index (net div)
Average Annual Return, Percent	[7]	17.23%	9.67%	8.03%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[9]	2.88%	(0.45%)	1.84%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	Source: FactSet Research Systems Inc.
[8]	Source: FactSet Research Systems Inc.
[9]	Source: FactSet Research Systems Inc.